UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 10-D

                         ASSET-BACKED ISSUER
         DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934


               For the monthly distribution period from
                  October 2, 2006 to November 1, 2006

        Commission File Number of issuing entity:  333-130961-12

                   Harborview Mortgage Loan Trust 2006-5
        (Exact name of issuing entity as specified in its Charter)

         Commission File Number of depositor:   333-130961

                    Greenwich Capital Acceptance, Inc.,
         (Exact name of depositor as specified in its Charter)

                   Greenwich Capital Financial Products, Inc
          (Exact name of sponsor as specified in its Charter)

                              New York
     (State or other jurisdiction of incorporation or organization of the issuing entity)

                              06-1442101
                (I.R.S. Employer Identification No.)

        Care of Deutsche Bank National Trust Company as Trustee
               1761 East St. Andrew Place, Santa Ana CA
      (Address of principal executive offices of the issuing entity)
                                                              92705
                                                            (Zip Code)


   Registrant's Telephone Number, Including Area Code:  (203) 625-2700

                                  NONE
     (Former name or former address, if changed since last report)


                Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class 1-A1A         [ ]             [ ]             [X]        Not Applicable
Class 1-A1B         [ ]             [ ]             [X]        Not Applicable
Class 2-A1A         [ ]             [ ]             [X]        Not Applicable
Class 2-A1B         [ ]             [ ]             [X]        Not Applicable
Class 2-A1C         [ ]             [ ]             [X]        Not Applicable
Class X-1           [ ]             [ ]             [X]        Not Applicable
Class X-2           [ ]             [ ]             [X]        Not Applicable
Class X-3           [ ]             [ ]             [X]        Not Applicable
Class PO-1          [ ]             [ ]             [X]        Not Applicable
Class PO-2          [ ]             [ ]             [X]        Not Applicable
Class PO-B          [ ]             [ ]             [X]        Not Applicable
Class A-R           [ ]             [ ]             [X]        Not Applicable
Class B-1           [ ]             [ ]             [X]        Not Applicable
Class B-2           [ ]             [ ]             [X]        Not Applicable
Class B-3           [ ]             [ ]             [X]        Not Applicable
Class B-4           [ ]             [ ]             [X]        Not Applicable
Class B-5           [ ]             [ ]             [X]        Not Applicable
Class B-6           [ ]             [ ]             [X]        Not Applicable
Class B-7           [ ]             [ ]             [X]        Not Applicable
Class B-8           [ ]             [ ]             [X]        Not Applicable
Class B-9           [ ]             [ ]             [X]        Not Applicable


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.                Yes [X] No [ ]


PART I   DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         See Exhibit Monthly Distribution Date Statement for the period covered herein.

PART II   OTHER INFORMATION

Item 2.  Legal Proceedings.
         Security Capital Assurance Ltd., the parent company of XL Capital Assurance Inc. ("XLCA"), the Certificate Insurer under the Pooling and Servicing Agreement, announced pursuant to a Form 8-K filed on November 16, 2006 that XLCA has received grand jury subpoenas from the Antitrust Division of the U.S. Attorney's Office for the Southern District of New York seeking documents in connection with an investigation into the municipal guaranteed investment contract market and related products.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None

Item 7.  Significant Enhancement Provider Information.
         The unaudited interim consolidated balance sheets as of September 30, 2006 and December 31, 2005, the unaudited interim consolidated statements of operations and comprehensive income for the three months ended and the nine months ended September 30, 2006 and September 30, 2005, the unaudited interim consolidated statements of changes in shareholder's equity for the nine months ended September 30, 2006 and for the year ended December 31, 2005, and the unaudited interim consolidated statements of cash flows for the nine months ended September 30, 2006 and September 30, 2005, all of XL Capital Assurance Inc. and Subsidiary, are incorporated herein by reference from Exhibit 99.1 in Security Capital Assurance Ltd's Quarterly Report on Form 10-Q for the quarterly period ended September 30, 2006, as filed with the Commission on November 14, 2006.

         The unaudited interim balance sheets as of September 30, 2006 and December 31, 2005, the unaudited interim statements of income and comprehensive income for the three and nine months ended
         September 30, 2006 and September 30, 2005, the unaudited interim statements of changes in shareholder's equity for the nine months ended September 30, 2006 and for the year ended December 31, 2005, and the unaudited interim statements of cash flows for the nine months ended September 30, 2006 and September 30, 2005, all of XL Financial Assurance Ltd., are incorporated herein by reference from
         Exhibit 99.2 in Security Assurance Capital Ltd's Quarterly Report on Form 10-Q for the quarterly period ended September 30, 2006, as filed with the Commission on November 14, 2006.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.

   99.1  Monthly Distribution Date Statement for the period covered herein.

   99.2 Copy of the unaudited interim consolidated balance sheets as of September 30, 2006 and December 31, 2005, the unaudited interim consolidated statements of operations and comprehensive income for the three months ended and the nine months ended September 30, 2006 and September 30, 2005, the unaudited interim consolidated statements of changes in shareholder's equity for the nine months ended September 30, 2006 and for the year ended December 31, 2005, and the unaudited interim consolidated statements of cash flows for the nine months ended September 30, 2006 and September 30, 2005, all of XL Capital Assurance Inc. and Subsidiary, are incorporated herein by reference from Exhibit 99.1 in Security Capital Assurance Ltd's Quarterly Report on Form 10-Q for the quarterly period ended
         September 30, 2006, as filed with the Commission on November 14, 2006.

   99.3 Copy of the unaudited interim balance sheets as of September 30, 2006 and December 31, 2005, the unaudited interim statements of income and comprehensive income for the three and nine months ended
         September 30, 2006 and September 30, 2005, the unaudited interim statements of changes in shareholder's equity for the nine months ended September 30, 2006 and for the year ended December 31, 2005, and the unaudited interim statements of cash flows for the nine months ended September 30, 2006 and September 30, 2005, all of XL Financial Assurance Ltd., are incorporated herein by reference from
         Exhibit 99.2 in Security Assurance Capital Ltd's Quarterly Report on Form 10-Q for the quarterly period ended September 30, 2006, as filed with the Commission on November 14, 2006.

                                    SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                           Greenwich Capital Acceptance, Inc.
                                           (Depositor)



                                           /s/: Thomas J. Conway
                                           Name: Thomas J. Conway
                                           Title: Senior Vice President

     Date: November 30, 2006


EXHIBIT INDEX

   99.1  Monthly Distribution Date Statement for the period covered herein.

   99.2 Copy of the unaudited interim consolidated balance sheets as of September 30, 2006 and December 31, 2005, the unaudited interim consolidated statements of operations and comprehensive income for the three months ended and the nine months ended September 30, 2006 and September 30, 2005, the unaudited interim consolidated statements of changes in shareholder's equity for the nine months ended September 30, 2006 and for the year ended December 31, 2005, and the unaudited interim consolidated statements of cash flows for the nine months ended September 30, 2006 and September 30, 2005, all of XL Capital Assurance Inc. and Subsidiary, are incorporated herein by reference from Exhibit 99.1 in Security Capital Assurance Ltd's Quarterly Report on Form 10-Q for the quarterly period ended
         September 30, 2006, as filed with the Commission on November 14, 2006.

   99.3 Copy of the unaudited interim balance sheets as of September 30, 2006 and December 31, 2005, the unaudited interim statements of income and comprehensive income for the three and nine months ended
         September 30, 2006 and September 30, 2005, the unaudited interim statements of changes in shareholder's equity for the nine months ended September 30, 2006 and for the year ended December 31, 2005, and the unaudited interim statements of cash flows for the nine months ended September 30, 2006 and September 30, 2005, all of XL Financial Assurance Ltd., are incorporated herein by reference from
         Exhibit 99.2 in Security Assurance Capital Ltd's Quarterly Report on Form 10-Q for the quarterly period ended September 30, 2006, as filed with the Commission on November 14, 2006.


EXHIBIT 99.2
Copy of the unaudited interim consolidated balance sheets as of September 30, 2006 and December 31, 2005, the unaudited interim consolidated statements of operations and comprehensive income for the three months ended and the nine months ended September 30, 2006 and September 30, 2005, the unaudited interim consolidated statements of changes in shareholder's equity for the nine months ended September 30, 2006 and for the year ended
December 31, 2005, and the unaudited interim consolidated statements of cash flows for the nine months ended September 30, 2006 and September 30, 2005, all of XL Capital Assurance Inc. and Subsidiary, are incorporated herein by reference from Exhibit 99.1 in Security Capital Assurance Ltd's Quarterly Report on Form 10-Q for the quarterly period ended September 30, 2006, as filed with the Commission on November 14, 2006.

EXHIBIT 99.3
Copy of the unaudited interim balance sheets as of September 30, 2006 and December 31, 2005, the unaudited interim statements of income and comprehensive income for the three and nine months ended September 30, 2006 and September 30, 2005, the unaudited interim statements of changes in shareholder's equity for the nine months ended September 30, 2006 and for the year ended December 31, 2005, and the unaudited interim statements of cash flows for the nine months ended September 30, 2006 and September 30, 2005, all of XL Financial Assurance Ltd., are incorporated herein by reference from
Exhibit 99.2 in Security Assurance Capital Ltd's Quarterly Report on Form 10-Q for the quarterly period ended September 30, 2006, as filed with the Commission on November 14, 2006.